Capital Stock - Description of Stock Based Compensation Plans and Related Costs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock-based compensation expensed:
Allocated Share-based Compensation Expense	$ 136	$ 167	$ 113
Restricted stock, capitalized	55	67	42
Total	191	234	155
General and Administrative Expense [Member]
Stock-based compensation expensed:
Allocated Share-based Compensation Expense	89	104	69
Lease Operating Expenses [Member]
Stock-based compensation expensed:
Allocated Share-based Compensation Expense	$ 47	$ 63	$ 44